Summary of Significant Accounting Policies - Schedule of Revenue by Revenue Source (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenues:
Revenues	¥ 884,066	$ 128,178	¥ 784,616	¥ 1,552,645
Al And Other Segments [Member]
Revenues:
Revenues	186,679	27,066	130,857	171,739
Al And Other Segments [Member] | Advertising agency services
Revenues:
Revenues	83,111	12,050	61,588	84,993
Al And Other Segments [Member] | Sale of AI hardware products
Revenues:
Revenues	5,289	767	10,590	47,741
Al And Other Segments [Member] | Technical consulting service and others
Revenues:
Revenues	20,323	2,946	17,236	35,504
Al And Other Segments [Member] | Multi-cloud Management Services
Revenues:
Revenues	77,956	11,303	41,443	3,501
Internet Services | Online Advertising
Revenues:
Revenues	355,289	51,512	354,604	855,430
Internet Services | Internet valueadded services
Revenues:
Revenues	¥ 342,098	$ 49,600	¥ 299,155	¥ 525,476